Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$73,525	$39,656
State income taxes receivable	1,266	1,741
	$74,791	$41,397

Income tax expense
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(90,235)	$19,290	$69,942
State	1,049	(11,059)	648
Deferred
Federal	187,581	57,759	41,884
State	15,683	15,968	5,376
	$114,078	$81,958	$117,850

Income tax reconciliation
Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$109.5	35.0%	$84.4	35.0%	$122.2	35.0%
State income taxes, net of federal benefit (1)	5.2	1.7	5.0	2.1	0.1	0.1
Effect of noncontrolling interests	(4.9)	(1.6)	(4.6)	(1.9)	(4.8)	(1.4)
Correction of deferred taxes (2)	5.4	1.7	—	—	—	—
Other differences, net	(1.1)	(0.3)	(2.8)	(1.2)	0.4	0.1
Effective income tax expense and rate	$114.1	36.5%	$82.0	34.0%	$117.9	33.8%

  Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.

  U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

Temporary income tax differences
December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$48,565	$33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred tax assets	74,577	61,674
Noncurrent deferred tax liabilities
Property, plant and equipment	482,433	323,334
Licenses/intangibles	267,344	246,599
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$799,190	$583,444

Income tax unrecognized benefits summary
	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$32,547	$34,442	$27,786
Additions for tax positions of current year	4,487	5,119	4,966
Additions for tax positions of prior years	332	550	3,114
Reductions for tax positions of prior years	(1,104)	(1,560)	(1,399)
Reductions for settlements of tax positions	(244)	(5,938)	—
Reductions for lapses in statutes of limitations	(7,273)	(66)	(25)
Unrecognized tax benefits balance at December 31,	$28,745	$32,547	$34,442

Deferred tax valuation allowance
	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1	$29,891	$19,234	$23,565
Charged to costs and expenses	(1,450)	(832)	(10,348)
Charged to other accounts	1,820	11,489	6,017
Balance at December 31,	$30,261	$29,891	$19,234